Financial assets at fair value through profit or loss - Schedule of Financial Assets at FVTPL (Details) - Equity investments [member] - Financial assets at fair value through profit or loss, category [member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss - Schedule of Financial Assets at FVTPL (Details) [Line Items]
Opening balance	¥ 104,952	¥ 11,753
Arising from business combination	0	3,238
Additions	0	207,941
Fair value changes	(80,687)	(87,519)
Disposals	(23,690)	(30,461)
Exchange differences	2,630	0
Closing balance	¥ 3,205	¥ 104,952